Leases - Schedule of components of lease expenses (Details)	6 Months Ended
Jun. 30, 2019 CNY (¥)
Lease, Cost [Abstract]
Amortization of right-of-use assets	¥ 15,667,643
Interest of lease liabilities	1,323,072
Expenses for short-term leases within 12 months	105,817
Total lease cost	¥ 17,096,532